TAXATION	12 Months Ended
Dec. 31, 2015
TAXATION [Abstract]
TAXATION
5.	TAXATION

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries in Cayman Islands are not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company's subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People's Republic of China

On March 16, 2007, the National People's Congress approved the Corporate Income Tax Law of the People's Republic of China (the "CIT Law") with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%. As foreign invested enterprises, Jiangxi Jinko and Zhejiang Jinko are entitled to a two year tax exemption from CIT and a 50% CIT reduction for the succeeding three years thereafter. Jiangxi Jinko and Zhejiang Jinko are each subject to CIT rate of 12.5% from year 2010 to year 2012. Starting from year 2013, three of the major subsidiaries of the Group, Jiangxi Jinko, Zhejiang Jinko and Jinko Materials were recognized by State Administration of Taxation as a “National High and New Technology Enterprise”, entitling them to a preferential tax rate of 15%.

The Group's solar power plant project entities are entitled to a three-year tax exemption from CIT starting from the year in which revenue is first generated from the sale of electricity, and a 50% CIT reduction for the succeeding three years thereafter for the income generated from investing and operating in the qualified public basic infrastructure projects according to the CIT Law (“three-year tax exemption and three-year 50% CIT reduction”). The CIT tax rate for these project entities will increase to 25% upon the expiration of such term.

Certain solar power project entities enjoy the preferential tax policies for the development of western regions and applying 15% CIT rate. The enterprises which are eligible for such preferential tax policy must engage in the business falling in the scope of the Catalogue of Encouraged Industries in Western Region (“Western Catalogue”) which was released by National Development and Reform Commission (“NDRC”). Enterprises that are eligible for the reduced CIT rate of 15% may be able to enjoy both the preferential tax rate and tax holiday simultaneously where certain criteria are met.

Additionally, under the CIT Law, 10% withholding income tax ("WHT") will be levied on foreign investors for dividend distributions from foreign invested enterprises' profit earned after January 1, 2008. For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit. Deferred income taxes are not provided on undistributed earnings of the Company's subsidiaries that are intended to be permanently reinvested in China. Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested totalled RMB2,118,776,728 and the amount of the unrecognized deferred tax liability, calculated based on the 5% rate, on the permanently reinvested earnings was RMB105,938,836 as of December 31, 2015.

Hong Kong

The Company's subsidiaries established in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit.

Luxemburg

Jinko Luxemburg is incorporated in Luxemburg and is subject to corporate income tax at 29.22%.

Japan

Jinko Japan is incorporated in Japan and is subject to corporate income tax at 38%.

European Countries

Jinko Switzerland is incorporated in Switzerland and according to its current business model where it employs limited staff and generates income exclusively from trading activities conducted outside Switzerland, is subject to a combined federal, cantonal and communal tax rate of 8.5% in 2015.

Jinko GMBH is incorporated in Germany and is subject to Germany profit tax rate of approximately 33% on the assessable profit.

Jinko Italy is incorporated in Italy and is subject to corporate income tax at 31.4%.

Jinko France is incorporated in France and is subject to corporate income tax at 33.33%.

Jinko Portugal is incorporated in Portugal and is subject to corporate income tax at 23%.

United States

Both Jinko US and Jinko US Holding are incorporated in Delaware, the United States. Jinko US and Jinko US Holding do not conduct any business in Delaware, thus, they are not subject to Delaware State income tax. Jinko US conducts business in California. It is subject to a progressive federal corporate income tax from 15% to 35% and California state income tax of 8.84%, which is deductible for federal income tax purpose.

Canada

Jinko Canada is incorporated in Canada and is subject to a federal corporate income tax of 15% and provinces and territories income tax of 11.5%.

Australia

Jinko Australia is incorporated in Australia and is subject to corporate income tax at 30%.

South Africa

Jinko South Africa is incorporated in South Africa and is subject to corporate income tax at 28%.

Brazil

Jinko Brazil is incorporated in Brazil and is subject to corporate income tax at 15%.

Mexico

Jinko Mexico is incorporated in Mexico and is subject to corporate income tax at 30%.

Malaysia

Jinko Malaysia is incorporated in Malaysia and is subject to corporate income tax at 25%.

Composition of Income Tax Expense

Income/(loss) before income taxes for the years ended December 31, 2013, 2014 and 2015 were taxed within the following jurisdictions:

	For the year ended December 31
	2013	2014	2015
	RMB	RMB	RMB
Cayman Islands	(252,710,798)	73,497,948	(7,990,185)
PRC	334,511,152	695,671,595	850,301,335
Other countries	151,838,949	(186,855,933)	116,182,465
Income/(Loss) before income taxes	233,639,303	582,313,610	958,493,615

For the year ended December 31, 2013, 2014 and 2015, the earnings (losses) attributed to Cayman Islands was mainly due to the fair value gain (loss) from convertible senior notes and capped call options.

The current and deferred positions of income tax (expense)/benefit included in the consolidated statement of operations for the years ended December 31, 2013, 2014 and 2015 are as follows:

	For the year ended December 31
	2013	2014	2015
	RMB	RMB	RMB
Current income tax expenses
PRC	(17,468,843)	(28,703,637)	(105,143,116)
Other countries	(153,468)	(7,722,360)	(13,275,016)
Total current income tax expenses	(17,622,311)	(36,425,997)	(118,418,132)
Deferred tax (expense)/benefit	(910,065)	170,760,020	6,554,493
Income tax (expense)/benefit	(18,532,376)	134,334,023	(111,863,639)

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory CIT rate and the Company's effective tax rate is as follows:

	For the year ended December 31
	2013	2014	2015
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	1.2	1.1	1.8
—Change in fair value of convertible senior notes and capped call options	22.8	(2.8)	0.4
—Accrued payroll and welfare expenses	2.2	0.4	1.2
—Change of enacted tax rate	43.8	(9.2)	(2.6)
—Other permanent differences	1.6	4.9	(1.4)
Difference in tax rate of a subsidiary outside the PRC	3.4	0.7	(1.2)
Effect of tax holiday for subsidiaries	(5.8)	(14.6)	(14.4)
Change in valuation allowance	(86.3)	(28.6)	2.9
Effective CIT rate	7.9	(23.1)	11.7

Change of enacted tax rate includes 43.8% impact (RMB102,332,587), -9.2% impact (RMB53,444,015), and -2.6% impact (RMB24,896,609) related to revaluation of deferred tax assets and liabilities upon the change of certain tax holidays during the year ended December 31, 2013, 2014 and 2015, respectively.

The aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries as a result of tax holidays are as follows:

	For the year ended December 31
	2013	2014	2015
	RMB	RMB	RMB
The aggregate amount of effect	25,853,541	85,570,052	138,323,274
Per share effect—basic	0.27	0.70	1.11
Per share effect—diluted	0.27	0.56	1.08

Significant components of deferred tax assets/(liability)—current

	For the year ended December 31
	2014	2015
	RMB	RMB
Net operating losses	209,731	-
Provision for inventories, accounts receivable, other receivable	65,697,562	74,388,533
Change in fair value of forward contracts	(4,422,965)	(244,141)
Accrued warranty costs	9,320,959	20,135,070
Accrued interest	389,575	1,112,954
Other temporary differences	10,991,820	819,098
Total deferred tax assets	82,186,682	96,211,514
Less: Valuation allowance	(4,624,641)	(17,110,947)
Deferred tax assets—current, net	77,562,041	79,100,567

Other temporary differences	(6,187,087)	(9,266,399)
Deferred tax liabilities—current, net	(6,187,087)	(9,266,399)

Significant components of deferred tax assets/liability—non-current

	For the year ended December 31
	2014	2015
	RMB	RMB
Net operating losses	71,314,107	91,209,711
Accrued warranty costs	55,178,012	73,807,284
Timing difference for project assets, property, plant and equipment	33,296,577	25,741,022
Timing difference for revenue recognition of retainage contract	13,267,698	21,260,336
Other temporary differences	(279,551)	(269,037)
Total deferred tax assets	172,776,843	211,749,316
Less: Valuation allowance	(70,652,937)	(85,905,721)
Deferred tax assets—non-current, net	102,123,906	125,843,595

Other temporary differences	(2,572,785)	(11,379,810)
Deferred tax liabilities—non-current, net	(2,572,785)	(11,379,810)

Movement of valuation allowances

	For the year ended December 31
	2013	2014	2015
	RMB	RMB	RMB
At beginning of year	(402,860,548)	(242,117,755)	(75,277,578)
Current year additions	(21,347,390)	(55,339,194)	(60,653,347)
Utilization and reversal of valuation allowances	182,090,183	222,179,371	32,914,257
At end of year	(242,117,755)	(75,277,578)	(103,016,668)

Valuation allowances were determined by assessing both positive and negative evidence and have been provided on the net deferred tax asset due to the uncertainty surrounding its realization. As of December 31, 2014 and 2015, valuation allowances of RMB75,277,578 and RMB103,016,668 were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Group's estimate of future taxable incomes of all its subsidiaries by jurisdiction. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will result in a non-cash income statement benefit when those events occur. Certain valuation allowance was reversed in 2015 when certain subsidiaries generated sufficient taxable income to utilize the deferred tax assets. Due to the strong financial performance of certain subsidiaries, the Company has determined that the future taxable income of those subsidiaries is sufficient to realize the benefits of such deferred tax assets. As a result, the Company reversed the valuation allowance of RMB33 million in 2015.